Subsequent Events (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
		Aug. 08, 2016	Mar. 09, 2016	Oct. 15, 2015	Mar. 31, 2016	Mar. 09, 2016	Jun. 30, 2016	Dec. 31, 2015	May 09, 2016	May 04, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common Stock, Par Or Stated Value Per Share							$ 0.01	$ 0.01			$ 0.01
Convertible Notes Payable								$ 3,184		$ 9,464
Payments of Debt Restructuring Costs						$ 183
Stock Issued During Period, Value, Acquisitions								5,850
Sale of Stock, Price Per Share											$ 5.50
RedridgeLenderServicesLlc [Member]
Subsequent Event [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party							$ 10
Senior Notes [Member]
Subsequent Event [Line Items]
Common Stock, Par Or Stated Value Per Share									$ 0.01
Debt Conversion, Converted Instrument, Shares Issued			703,644
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										537,500
Unregistered Common Stock Issued For Forgiveness Of Debt			$ 1,267
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed					102.00%
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Senior Notes [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible Notes Payable			$ 1,749			$ 1,749
Debt Instrument, Interest Rate, Stated Percentage			8.00%			8.00%
Senior Notes [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible Notes Payable			$ 3,016			$ 3,016
Debt Instrument, Interest Rate, Stated Percentage			10.00%			10.00%
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions				1,604,167
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				1,604,167
Stock Issued During Period, Value, Acquisitions	[1]							$ 18
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			537,500			537,500
Payments of Debt Restructuring Costs			$ 50
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.00			$ 3.00
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			10.00			10.00
Subsequent Event [Member] | RedridgeLenderServicesLlc [Member]
Subsequent Event [Line Items]
Related Party Transaction, Amounts of Transaction		$ 101
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Common Stock, Par Or Stated Value Per Share			$ 0.01			$ 0.01
Debt Conversion, Converted Instrument, Shares Issued			703,644
Unregistered Common Stock Issued For Forgiveness Of Debt			$ 1,267
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			102.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 1,784			$ 1,784
Debt Instrument, Collateral Amount			$ 2,900			2,900
Debt Instrument, Maturity Date			Jun. 30, 2017
Subsequent Event [Member] | Senior Notes [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible Notes Payable			$ 1,749			$ 1,749
Debt Instrument, Interest Rate, Stated Percentage			8.00%			8.00%
Subsequent Event [Member] | Senior Notes [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible Notes Payable			$ 3,016			$ 3,016
Debt Instrument, Interest Rate, Stated Percentage			10.00%			10.00%
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Liquidation Preference, Value		$ 23,750
Subsequent Event [Member] | FHXMS, LLC [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		3,958,336
Common Stock, Par Or Stated Value Per Share		$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.00
Preferred Stock, Dividend Rate, Percentage		9.00%
Preferred Stock,Conversion Price Per Share		$ 6.00
Preferred Stock, Dividend Rate, Per-Dollar-Amount		$ 4.32
Convertible Preferred Stock, Terms of Conversion		The Company has the right, but not the obligation, upon ten trading days’ notice to convert the outstanding shares of FORM Preferred Stock into FORM Common Stock at the then applicable conversion ratio, at any time or from time to time, if the volume weighted average price per share of the FORM Common Stock exceeds $9.00 for over any 20 days in a 30 consecutive trading day period.
WarrantExpirationPeriod		5 years
Subsequent Event [Member] | FHXMS, LLC [Member] | Former Unitholders [Member]
Subsequent Event [Line Items]
Common Stock Owned Percentage		18.00%
Common Stock Owned Percentage On Diluted Basis		33.00%
Subsequent Event [Member] | FHXMS, LLC [Member] | Current Stockholders [Member]
Subsequent Event [Line Items]
Common Stock Owned Percentage		82.00%
Common Stock Owned Percentage On Diluted Basis		67.00%
Subsequent Event [Member] | FHXMS, LLC [Member] | XpresSpa Holdings, LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions		750,574
Shares Issued, Price Per Share		$ 2.31
Stock Issued During Period, Value, Acquisitions		$ 1,734
Subsequent Event [Member] | FHXMS, LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		2,500,000
Subsequent Event [Member] | FHXMS, LLC [Member] | Series C Preferred Units [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage		12.00%
Sale of Stock, Number of Shares Issued in Transaction		1,733,826
Sale of Stock, Price Per Share		$ 1.00
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 1,734
Subsequent Event [Member] | FHXMS, LLC [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par Or Stated Value Per Share		$ 0.01
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		494,792

[1]	Adjusted to reflect the impact of the 1:10 reverse stock split that became effective on November 27, 2015.